UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $117,703 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     7243   136088 SH       SOLE                   136088
AMGEN                          COM              031162100     6165    94510 SH       SOLE                    94510
ANHEUSER-BUSCH                 COM              035229103     4645   101895 SH       SOLE                   101895
BECTON DICKINSON               COM              075887109     3606    58985 SH       SOLE                    58985
BERKSHIRE HATHAWAY 'B'         COM              084670702     7358     2418 SH       SOLE                     2418
COLGATE-PALMOLIVE              COM              194162103     5751    96010 SH       SOLE                    96010
GENERAL ELECTRIC               COM              369604103     6022   182705 SH       SOLE                   182705
GRAINGER WW                    COM              384802104     6954    92435 SH       SOLE                    92435
HARLEY-DAVIDSON                COM              412822108     7158   130405 SH       SOLE                   130405
HERSHEY COMPANY                COM              427866108     7156   129941 SH       SOLE                   129941
LAB. CORP. AMER.               COM              50540r409     7460   119880 SH       SOLE                   119880
MEDTRONIC, INC.                COM              585055106     5820   124033 SH       SOLE                   124033
MFS Muni Income TR SBI         COM              552738106      146    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     4911   210787 SH       SOLE                   210787
MINNESOTA MNG.                 COM              88579Y101     4289    53100 SH       SOLE                    53100
McGRAW HILL CO.                COM              580645109     3277    65240 SH       SOLE                    65240
NIKE INC CLASS B               COM              654106103     6326    78104 SH       SOLE                    78104
PATTERSON INC.                 COM              703395103     5364   153550 SH       SOLE                   153550
PEPSICO INC.                   COM              713448108     7683   127966 SH       SOLE                   127966
PROCTER & GAMBLE               COM              742718109     3870    69611 SH       SOLE                    69611
UNITED PARCEL SERVICE          COM              911312106     3473    42188 SH       SOLE                    42188
WAL-MART STORES                COM              931142103     3026    62821 SH       SOLE                    62821